SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) $ / ¥	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	6.9931				6.9931
Inventories cost	¥ 29,187		¥ 29,644		$ 4,173
Inventory reserve	7,799		6,169		$ 1,115
Impairment of long-lived assets | ¥	¥ 0		¥ 0	¥ 0
Practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations	true	true	true	true
Advertising expenses	¥ 102,729	$ 14,690	¥ 133,528	¥ 120,794
Employee benefit expenses	65,224	9,327	71,986	72,583
Interest incomes generated from interest-bearing bank deposits	¥ 26,017	$ 3,720	¥ 32,365	¥ 28,542